Share Capital (Expressed in Canadian $000's except per share amounts)	12 Months Ended
Sep. 30, 2013
Share Capital (Expressed in Canadian $000's except per share amounts) [Text Block]
9.	Share Capital

a)	Authorized

Unlimited number of common shares with voting rights.
Unlimited number of preferred shares, issuable in series.

b)	Issued

	Number of	Amount
	Common Shares	$
Outstanding, September 30 2011	359,248,741	114,424
Common shares issued upon exercise of options	386,667	80
Equity effect on exercise of options	-	37
Outstanding, September 30, 2012	359,635,408	114,541
Outstanding, September 30, 2013	359,635,408	114,541

c)	Warrants

		Weighted Average
	Outstanding	Exercise Price	Deemed Value
	September 30, 2013	$	$
Warrants issued on private placement (i)	24,445,706	0.414	1,168
Outstanding, September 30, 2012 (ii)	24,445,706	0.414	1,168
Outstanding, September 30, 2013	24,445,706	0.414	1,168

(i)

The Company issued 27,095,068 common share purchase warrants in conjunction with an equity raise during the fiscal year ended September 30, 2010. As of September 30, 2013, there are 24,445,706 common share purchase warrants outstanding with an exercise price of $0.414 per share, of which 12,325,008 expire on March 17, 2015, 11,088,539 expire on April 1, 2015 and 1,032,159 expire on April 9, 2015.

(ii)	During 2013, the Company revised the balance of warrants as of September 30, 2012 to reflect the warrants that expired as of September 30, 2012.

The fair values of the warrants issued were estimated as at the grant date using the Black-Scholes option pricing model. The weighted average assumptions used in the calculations are noted below:

2010
Risk-free interest rate	1.95%
Expected life	3.1 years
Expected volatility	71.3%
Fair value per whole warrant	$0.048

The remaining fair value of the warrants issued is $1,168 at September 30, 2013 (September 30, 2012 - $2,833), which was allocated from the gross proceeds received on the private placement.

d)	Performance warrants

			September 30,
			2013
	Number of	Weighted Average	Weighted Average
	Warrants	Exercise Price	Remaining
		$	Contractual Life
			(years)
Balance, beginning of year	7,250,000	0.207	2.52
Forfeited	(7,250,000)	0.207	-
Balance, end of year	-	-	-

The fair value of the performance warrants issued was estimated as at the grant date using the Black-Scholes option pricing model. The compensation expense is recognized over the then expected vesting term. The estimate of this expense is adjusted for subsequent changes in the expected or actual outcome of the vesting requirements and any changes to this expense are recorded in the year of the change.

The assumptions used in the calculation are noted below:

Risk-free interest rate	1.75%
Expected life	2.6 years
Expected volatility	75.4%
Fair value per whole warrant	$0.097

Compensation expense for year ended September 30, 2013 was $13 (September 30, 2012 - $73, September 30, 2011 - $265), and was recognized as a non-cash compensation expense, with an offsetting credit to contributed surplus. As at September 30, 2013, the total estimated fair value of the performance warrants has been recognized as compensation expense.

During the year ended September 30, 2013, 7,250,000 performance warrants held by former officers were forfeited.

e) Stock options outstanding

Under the share option plan of the Company (the “Plan”), established on September 28, 2010, the number of common shares to be reserved and authorized for issuance pursuant to options granted under the Plan cannot exceed 10% of the total number of issued and outstanding shares of the Company. The 10% limit includes shares reserved for issuance upon the exercise of the performance warrants (Note 9 (d)). All currently issued options have terms of five years and vest over two to three years; the term, the vesting period and the price are determined at the discretion of the Board of Directors. However, the maximum option term shall not exceed five years.

The following table summarizes information about the Company’s stock options outstanding at September 30, 2013:

			September 30,
			2013
	Number of Options	Weighted Average	Weighted Average
		Exercise Price	Remaining
		$	Contractual Life
			(years)
Balance, beginning of year	9,578,083	0.49	2.93
Granted	11,450,000	0.10	4.26
Forfeited	(6,737,833)	0.52	-
Balance, end of year	14,290,250	0.16	3.89

As at September 30, 2013, the Company had 8,449,993 options granted but not yet vested.

The following table summarizes information about the Company’s stock options outstanding at September 30, 2012, and for changes that occurred during the year then ended:

			September 30,
			2012
	Equivalent Number	Weighted Average	Weighted Average
	of Options	Exercise Price	Remaining
		$	Contractual Life
			(years)
Balance, September 30, 2011	14,717,250	0.534	3.29
Granted	1,780,000	0.244	4.12
Forfeited	(6,532,500)	0.516	-
Exercised	(386,667)	0.207	-
Balance, September 30, 2012	9,578,083	0.487	2.93

f)	Stock-based compensation

During the year ended September 30, 2013, the Company granted 11,450,000 options to officers, directors, employees and consultants (year ended September 30, 2012 – 1,780,000). The terms of the grant are consistent with the Plan and options are exercisable at an average price of $0.10 per option and expire five years after the grant date. The fair value of the options granted is estimated as at the grant date using the Black-Scholes option pricing model. The weighted average assumptions used in the calculation are noted below:

	2013	2012
Risk-free interest rate	1.13%	1.12%
Expected life	2.96 years	3.0 years
Expected volatility	141.67%	71.11%
Forfeiture rate	27.97%	1.94%
Fair value per option	$0.065	$0.089

Compensation expense recognized for the year ended September 30, 2013 was $223 (September 30, 2012 - $233, September 30, 2011 - $1,612). Of the total compensation expense for the year ended September 30, 2013, $223 (September 30, 2012 - $426, September 30, 2011 - $1,281) has been recorded as a stock-based compensation expense related to options issuances and $nil (September 30, 2012 - $(193), September 30, 2011 - $331) has been capitalized for options issued to employees and consultants directly involved in exploration activities. The total amount has been recorded with an offsetting credit to contributed surplus.

g)	Per share data

Basic earnings per share are calculated based on the weighted average number of shares outstanding during the year ended September 30, 2013 of 359,635,408 (September 30, 2012 – 359,635,408). The treasury stock method is used for the calculation of diluted loss per share. Under this method, it is assumed that proceeds from the exercise of dilutive securities are used by the Company to repurchase Company shares at the average price during the year. Application of this methodology was anti-dilutive for the year. The issued and outstanding warrants, and stock options of 24,445,706, and 14,290,250, respectively, were not dilutive as the Company is in a loss position.